INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Technology (3 years)	$ 276,000	$ 305,000
Technology
Technology (3 years)	520,000	520,000
Less: accumulated amortization	(520,000)	(418,886)
Intangible assets, net	$ 0	$ 101,114